UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2010
Check here if Amendment	[ ]; Amendment Number:
This Amendment:		[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		August 3, 2010
Report Type:
[X] 13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	53
Form 13F Information Table Value Total:	$283,016 (in thousands)

List of Other Included Managers:		NONE

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
FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS	SOLE	SHARED	NONE
APPLE INC	COM	037833100	729	3100	SH		SOLE		3100
HEWLETT PACK	COM	428236103	268	5050	SH		SOLE		5050
IBM		COM	459200101	230	1790	SH		SOLE		1790
ISH CMX GOLD	ETF	464285105	709	6500	SH		SOLE		6500
ISH AUST	ETF	464286103	2663	111000	SH		SOLE		111000
ISH BRAZ	ETF	464286400	7991	108500	SH		SOLE		108500
ISH CDA		ETF	464286509	3209	115000	SH		SOLE		115000
ISH PAC J	ETF	464286665	24609	572650	SH		SOLE		572650
ISH S AFR	ETF	464286780	3565	59000	SH		SOLE		59000
ISH MEX		ETF	464286822	3803	71250	SH		SOLE		71250
ISH HK		ETF	464286871	1548	95000	SH		SOLE		95000
ISH XNHUA	ETF	464287184	7018	166700	SH		SOLE		166700
ISH TRANS AVG	ETF	464287192	368	4650	SH		SOLE		4650
ISH EMERG	ETF	464287234	62193	1476500	SH		SOLE		1476500
S&P 500GR	ETF	464287309	599	10000	SH		SOLE		10000
S&P NA NAT RES	ETF	464287374	1416	41100	SH		SOLE		41100
S&P TOPIX 150	ETF	464287382	319	7000	SH		SOLE		7000
S&P LAT AM 40	ETF	464287390	38498	797550	SH		SOLE		797550
ISH INDEX EAFE	ETF	464287465	23986	428400	SH		SOLE		428400
RUSS MIDCPGR	ETF	464287481	5420	111700	SH		SOLE		111700
RUSS MIDCP 	ETF	464287499	3802	42600	SH		SOLE		42600
SP MIDCP400	ETF	464287507	1417	18000	SH		SOLE		18000
S&P INDEX	ETF	464287549	255	4600	SH		SOLE		4600
COHSTRS REAL	ETF	464287564	1166	20350	SH		SOLE		20350
RUSS 1000G	ETF	464287614	5469	105275	SH		SOLE		105275
RUSS 2000V	ETF	464287630	1468	23000	SH		SOLE		23000
RUSS 2000G	ETF	464287648	2270	31000	SH		SOLE		31000
RUSAS 2000	ETF	464287655	1356	20000	SH		SOLE		20000
DJ US REAL	ETF	464287739	15432	310000	SH		SOLE		310000
DJ US ENERGY	ETF	464287796	1180	35500	SH		SOLE		35500
DJ US BAS MAT	ETF	464287838	2498	39300	SH		SOLE		39300
S&P EURO PL	ETF	464287861	5943	155000	SH		SOLE		155000
OIL SVC HOLDRS	ETF	678002106	674	5500	SH		SOLE		5500
VG AWRLD XUS	ETF	922042775	2289	51500	SH		SOLE		51500
VG PACIFIC	ETF	922042866	2210	40500	SH		SOLE		40500
BARCLAYS BK PLC	COM	06739F101	604	12500	SH		SOLE		12500
FREEPORT-MCMOR	COM	35671D857	209	2500	SH		SOLE		2500
GOLDMAN SACHS	COM	38141G104	469	2750	SH		SOLE		2750
GOOGLE		COM	38259P508	737	1300	SH		SOLE		1300
JPMORGAN	COM	46625H100	157	3500	SH		SOLE		3500
PWRSH QQQQ	ETF	73935A104	7852	163000	SH		SOLE		163000
PWRSH COMMOD	ETF	73935S105	635	27000	SH		SOLE		27000
SPDR 500	ETF	78462F103	12793	109353	SH		SOLE		109353
SPDR GOLD 	ETF	78463V107	523	4800	SH		SOLE		4800
SPDR ASIAPAC	ETF	78463X301	527	7000	SH		SOLE		7000
SPDR LATAM	ETF	78463X707	1291	16000	SH		SOLE		16000
SPDR DJ REIT	ETF	78464A607	16695	310541	SH		SOLE		310541
SELSPDR ENERGY	ETF	81369Y506	808	14050	SH		SOLE		14050
SELSPDR FINL	ETF	81369Y605	160	10000	SH		SOLE		10000
SLESPDR TECH	ETF	81369Y803	1686	73000	SH		SOLE		73000
US OIL FUND LP	ETF	91232N108	524	13000	SH		SOLE		13000
VISA INC	COM	92826C839	564	6200	SH		SOLE		6200
ISH IBOXX	ETF	464287242	212	2000	SH		SOLE		2000

			283016

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